Document And Entity Information	Jun. 26, 2019
Document Information [Line Items]
EntityRegistrantName	National Beverage Corp.
DocumentType	8-K
DocumentPeriodEndDate	Jun. 26, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	1-14170
EntityTaxIdentificationNumber	59-2605822
EntityAddressAddressLine1	8100 SW Tenth Street, Suite 4000
EntityAddressCityOrTown	Fort Lauderdale
EntityAddressStateOrProvince	FL
EntityAddressPostalZipCode	33324
CityAreaCode	954
LocalPhoneNumber	581-0922
Security12bTitle	Common Stock
TradingSymbol	FIZZ
SecurityExchangeName	NASDAQ
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
AmendmentFlag	false
EntityCentralIndexKey	0000069891
EntityEmergingGrowthCompany	false